EQUITY - Disclosure of Equity (Details) Share in Thousands		12 Months Ended
	Nov. 11, 2020 shares	Dec. 31, 2020 Share shares	Dec. 31, 2019 Share shares
Equity [abstract]
Common shares outstanding beginning balance		246,194,000	228,431,000
Issued to acquire Yellowhead			17,300,000
Common shares issued	34,322,138	34,322,000
Exercise of share options | Share		1,599	463
Common shares outstanding ending balance		282,115,000	246,194,000